Share-based payments - Disclosure of Range of Exercise Prices, Number of Options and Weighted Average Remaining Contractual Life (Details)	Sep. 30, 2018 CAD ($) shares year	Sep. 30, 2017 CAD ($) shares	Sep. 30, 2016 CAD ($) shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	12,830,826	15,237,883	16,623,619
Weighted average remaining contractual life of options outstanding | year	7.03
Weighted average exercise price of options outstanding (in CAD per share)	$ 52.01	$ 44.70	$ 39.40
Number of options exercisable (in shares) | shares	5,695,951	7,527,054
Weighted average exercise price of options exercisable (in CAD per share)	$ 34.11	$ 28.77
9.31 to 13.26
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	339,976
Weighted average remaining contractual life of options outstanding | year	1.01
Weighted average exercise price of options outstanding (in CAD per share)	$ 12.56
Number of options exercisable (in shares) | shares	339,976
Weighted average exercise price of options exercisable (in CAD per share)	$ 12.56
9.31 to 13.26 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in CAD per share)	9.31
9.31 to 13.26 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in CAD per share)	$ 13.26
14.48 to 15.96
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	486,850
Weighted average remaining contractual life of options outstanding | year	1.99
Weighted average exercise price of options outstanding (in CAD per share)	$ 15.47
Number of options exercisable (in shares) | shares	486,850
Weighted average exercise price of options exercisable (in CAD per share)	$ 15.47
14.48 to 15.96 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in CAD per share)	14.48
14.48 to 15.96 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in CAD per share)	$ 15.96
19.28 to 21.31
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	259,879
Weighted average remaining contractual life of options outstanding | year	3.00
Weighted average exercise price of options outstanding (in CAD per share)	$ 19.75
Number of options exercisable (in shares) | shares	259,879
Weighted average exercise price of options exercisable (in CAD per share)	$ 19.75
19.28 to 21.31 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in CAD per share)	19.28
19.28 to 21.31 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in CAD per share)	$ 21.31
23.65 to 30.79
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	1,455,678
Weighted average remaining contractual life of options outstanding | year	4.21
Weighted average exercise price of options outstanding (in CAD per share)	$ 23.88
Number of options exercisable (in shares) | shares	1,455,678
Weighted average exercise price of options exercisable (in CAD per share)	$ 23.88
23.65 to 30.79 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in CAD per share)	23.65
23.65 to 30.79 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in CAD per share)	$ 30.79
34.68 to 38.79
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	1,366,457
Weighted average remaining contractual life of options outstanding | year	5.36
Weighted average exercise price of options outstanding (in CAD per share)	$ 37.24
Number of options exercisable (in shares) | shares	1,268,377
Weighted average exercise price of options exercisable (in CAD per share)	$ 37.20
34.68 to 38.79 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in CAD per share)	34.68
34.68 to 38.79 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in CAD per share)	$ 38.79
39.47 to 47.36
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	792,932
Weighted average remaining contractual life of options outstanding | year	6.13
Weighted average exercise price of options outstanding (in CAD per share)	$ 39.69
Number of options exercisable (in shares) | shares	562,583
Weighted average exercise price of options exercisable (in CAD per share)	$ 39.72
39.47 to 47.36 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in CAD per share)	39.47
39.47 to 47.36 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in CAD per share)	$ 47.36
47.81 to 56.69
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	1,417,422
Weighted average remaining contractual life of options outstanding | year	6.99
Weighted average exercise price of options outstanding (in CAD per share)	$ 48.48
Number of options exercisable (in shares) | shares	713,048
Weighted average exercise price of options exercisable (in CAD per share)	$ 48.50
47.81 to 56.69 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in CAD per share)	47.81
47.81 to 56.69 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in CAD per share)	$ 56.69
57.21 to 63.72
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	4,776,343
Weighted average remaining contractual life of options outstanding | year	8.53
Weighted average exercise price of options outstanding (in CAD per share)	$ 63.21
Number of options exercisable (in shares) | shares	609,560
Weighted average exercise price of options exercisable (in CAD per share)	$ 63.16
57.21 to 63.72 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in CAD per share)	57.21
57.21 to 63.72 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in CAD per share)	$ 63.72
67.04 to 85.62
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	1,935,289
Weighted average remaining contractual life of options outstanding | year	9.91
Weighted average exercise price of options outstanding (in CAD per share)	$ 84.02
Number of options exercisable (in shares) | shares	0
Weighted average exercise price of options exercisable (in CAD per share)	$ 0.00
67.04 to 85.62 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in CAD per share)	67.04
67.04 to 85.62 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in CAD per share)	$ 85.62